Warrants (Details) - Schedule of outstanding warrants	6 Months Ended
Jun. 30, 2021 $ / shares shares
Warrants (Details) - Schedule of outstanding warrants [Line Items]
Warrants outstanding to purchase ADSs	2,015,000
Number of shares exercisable	201,500,000
February 17, 2017 [Member]
Warrants (Details) - Schedule of outstanding warrants [Line Items]
Warrants outstanding to purchase ADSs	650,000
Number of shares exercisable	65,000,000
Issuance date	Feb. 17, 2017
Exercise price in USD (per warrant) (in Dollars per share) | $ / shares	$ 4.1
Expiration date	Aug. 16, 2022
March 7, 2017 [Member]
Warrants (Details) - Schedule of outstanding warrants [Line Items]
Warrants outstanding to purchase ADSs	1,365,000
Number of shares exercisable	136,500,000
Issuance date	Mar. 07, 2017
Exercise price in USD (per warrant) (in Dollars per share) | $ / shares	$ 2.3
Expiration date	Sep. 06, 2022